SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS (Details) - Warrants [member]	12 Months Ended
Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Risk free interest rate	4.07%
Expected volatility	116.00%
Expected life	2 months 15 days
Expected dividend yield	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	91.66%
Expected life	1 month 6 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	93.48%
Expected life	2 months 4 days